Allowance for Credit Losses - Changes in CECL Allowance for Reinsurance Recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0.4	$ 0.0
Cumulative effect of adoption	0.3	0.4
Current period change for credit losses	(0.1)	0.1
Ending balance	$ 0.3	0.4
Cumulative effect of change in accounting principles, net of taxes
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 0.3
Cumulative effect of adoption